UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
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Check here if Amendment []; Amendment Number:
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This Amendment (Check only one.):             [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Deccan Value Investors L.P.
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Address:   One Fawcett Place
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           Greenwich, CT 06830
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Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:    John Malik
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Title:   Chief Operating Officer
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Phone:   203-983-7200
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Signature,  Place,  and  Date  of  Signing:

/s/ John Malik                         Greenwich, Connecticut       2/14/2011
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              [Signature]                 [City, State]              [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          8
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Form 13F Information Table Value Total:    $145,412.00
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                                         (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


13F File Number      Name

                     Vinit Bodas
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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ------
COCA COLA ENTERPRISES INC NE COM            19122T109   17,970  717,950 SH       DEFINED         1   717,950
COLGATE PALMOLIVE CO         COM            194162103   10,979  136,600 SH       DEFINED         1   136,600
MOLSON COORS BREWING CO      CL B           60871R209   12,773  254,500 SH       DEFINED         1   254,500
MOODYS CORP                  COM            615369105   14,016  528,100 SH       DEFINED         1   528,100
OWENS ILL INC                COM NEW        690768403   13,499  439,701 SH       DEFINED         1   439,701
STATE STREET CORP            COM            857477103   28,990  625,600 SH       DEFINED         1   625,600
VISA INC                     COM CL A       92826C839   28,981  411,775 SH       DEFINED         1   411,775
WELLPOINT INC                COM            94973V107   18,204  320,150 SH       DEFINED         1   320,150
